Warrants (Details Textual 1) (USD $)	0 Months Ended	1 Months Ended
	Dec. 07, 2009	Oct. 31, 2014	Oct. 09, 2014
Warrant (Textual)
Proceeds from sale of common stock shares	$ 500,002
Sale of common stock, net of issuance costs of $39,000, shares	500,002
Term of warrant	10 years
Number of common stock shares to purchase warrant	2,000,004
Exercise price (in dollars per share)	$ 1.00
Subsequent Event [Member]
Warrant (Textual)
Sale of common stock, net of issuance costs of $39,000, shares		245,456
Placement Agent [Member]
Warrant (Textual)
Exercise price (in dollars per share)			$ 0.55
Placement Agent [Member] | Subsequent Event [Member]
Warrant (Textual)
Term of warrant		7 years
Number of common stock shares to purchase warrant		1,773,027
Exercise price (in dollars per share)		0.55